Earnings (Losses) Per Share - Summary of Basic Earnings Per Share (Detail) - PEN (S/) S/ / shares in Units, S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
(Loss) earnings per share attributable to owners of the Company during the year	S/ (83,188)	S/ 148,738	S/ (509,699)
Weighted average number of shares in issue at S/1.00 each, at December 31,	729,434,192	660,053,790	660,053,790
Basic (loss) earnings per share (in S/)	S/ (0.125)	S/ 0.225	S/ (0.772)
(Loss) earnings per share from continuing operations attributable to owners of the Company during the year	S/ (102,486)	S/ (66,577)	S/ (604,361)
Weighted average number of shares in issue at S/1.00 each, at December 31,	729,434,192	660,053,790	660,053,790
Basic (loss) earnings per share (in S/)	S/ (0.154)	S/ (0.101)	S/ (0.916)